Vessels, Port Terminals and Other Fixed Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Balance	$ 1,767,946	$ 2,249,677	$ 1,577,741
Additions	50,242	149,300	1,050,104
Disposals	(67,105)	(76,796)	(378,168)
Navios Acquisition Deconsolidation		(554,235)
Restructure of capital lease	(4,590)
Balance	1,746,493	1,767,946	2,249,677
Cost
Property Plant And Equipment [Line Items]
Balance	2,026,227	2,439,996	1,695,840
Additions	137,050	238,362	1,130,956
Disposals	(71,246)	(81,606)	(386,800)
Navios Acquisition Deconsolidation		(570,525)
Restructure of capital lease	(4,590)
Balance	2,087,441	2,026,227	2,439,996
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(258,281)	(190,319)	(118,099)
Additions	(86,808)	(89,062)	(80,852)
Disposals	4,141	4,810	8,632
Navios Acquisition Deconsolidation		16,290
Balance	(340,948)	(258,281)	(190,319)
Vessels
Property Plant And Equipment [Line Items]
Balance	1,415,225	1,421,301	1,309,744
Additions	38,569	70,671	489,653
Disposals	(67,068)	(76,747)	(378,096)
Balance	1,386,726	1,415,225	1,421,301
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance	1,600,803	1,548,383	1,390,720
Additions	102,306	133,874	544,234
Disposals	(71,209)	(81,454)	(386,571)
Balance	1,631,900	1,600,803	1,548,383
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(185,578)	(127,082)	(80,976)
Additions	(63,737)	(63,203)	(54,581)
Disposals	4,141	4,707	8,475
Balance	(245,174)	(185,578)	(127,082)
Port Terminals
Property Plant And Equipment [Line Items]
Balance	62,870	56,227	53,569
Additions	9,119	6,692	2,658
Disposals		(49)
Balance	71,989	62,870	56,227
Port Terminals | Cost
Property Plant And Equipment [Line Items]
Balance	74,336	65,258	60,129
Additions	11,904	9,230	5,129
Disposals		(152)
Balance	86,240	74,336	65,258
Port Terminals | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(11,466)	(9,031)	(6,560)
Additions	(2,785)	(2,538)	(2,471)
Disposals		103
Balance	(14,251)	(11,466)	(9,031)
Tanker vessels, barges and pushboats (Navios Logistics)
Property Plant And Equipment [Line Items]
Balance	282,975	236,200	209,653
Additions	625	46,775	26,567
Disposals			(20)
Restructure of capital lease	(4,590)
Balance	279,010	282,975	236,200
Tanker vessels, barges and pushboats (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	340,990	278,837	238,451
Additions	20,008	62,153	40,453
Disposals			(67)
Restructure of capital lease	(4,590)
Balance	356,408	340,990	278,837
Tanker vessels, barges and pushboats (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(58,015)	(42,637)	(28,798)
Additions	(19,383)	(15,378)	(13,886)
Disposals			47
Balance	(77,398)	(58,015)	(42,637)
Tanker vessels (Navios Acquisition)
Property Plant And Equipment [Line Items]
Balance		529,659
Additions		24,576
Vessels delivered from initial acquistion			117,227
VLCC Acquisition			412,432
Navios Acquisition Deconsolidation		(554,235)
Balance			529,659
Tanker vessels (Navios Acquisition) | Cost
Property Plant And Equipment [Line Items]
Balance		538,751
Additions		31,774
Vessels delivered from initial acquistion			119,251
VLCC Acquisition			419,500
Navios Acquisition Deconsolidation		(570,525)
Balance			538,751
Tanker vessels (Navios Acquisition) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance		(9,092)
Additions		(7,198)
Vessels delivered from initial acquistion			(2,024)
VLCC Acquisition			(7,068)
Navios Acquisition Deconsolidation		16,290
Balance			(9,092)
Other fixed assets
Property Plant And Equipment [Line Items]
Balance	6,876	6,290	4,775
Additions	1,929	586	1,567
Disposals	(37)		(52)
Balance	8,768	6,876	6,290
Other fixed assets | Cost
Property Plant And Equipment [Line Items]
Balance	10,098	8,767	6,540
Additions	2,832	1,331	2,389
Disposals	(37)		(162)
Balance	12,893	10,098	8,767
Other fixed assets | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(3,222)	(2,477)	(1,765)
Additions	(903)	(745)	(822)
Disposals			110
Balance	$ (4,125)	$ (3,222)	$ (2,477)